HSBC Funds

Supplement Dated June 29, 2012
to the Emerging Markets Prospectus
Dated February 28, 2012, as Supplemented April 9, 2012, and June 20, 2012
(the “Prospectus”)

Effective June 29, 2012, the 2.00% redemption/exchange fee relating to redemptions or exchanges of shares of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Frontier Markets Fund, and HSBC Total Return Fund (the “Funds”) held for less than 30 days was eliminated. Also, a co-portfolio manager has been added to HSBC Frontier Markets Fund effective June 25, 2012. As such, the Prospectus of the Funds is revised as described below:

The table under “HSBC Emerging Markets Debt Fund Summary Section – Fees and Expenses of the Fund” on page 3 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	0.72%	0.62%	0.52%
Total Other Expenses	0.97%	0.62%	0.52%
Total Annual Fund Operating Expenses	1.47%	1.12%	1.02%
Fee Waiver and/or Expense Reimbursement(1)	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	0.85%	0.75%
(1) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

The table under “HSBC Emerging Markets Local Debt Fund Summary Section – Fees and Expenses of the Fund” on page 8 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases	4.75	None	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	0.92%	0.82%	0.72%
Total Other Expenses	1.17%	0.82%	0.72%
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.75%	1.40%	1.30%
Fee Waiver and/or Expense Reimbursement(1)	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses After Fee Waiver	1.28%	0.93%	0.83%
(1) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

The table under “HSBC Frontier Markets Fund Summary Section – Fees and Expenses of the Fund” on page 14 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases	5.00%	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.25%	1.25%
Distribution (12b-1) Fee	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses	1.57%	1.47%
Total Other Expenses(1)	1.82%	1.47%
Total Annual Fund Operating Expenses	3.07%	2.72%
Fee Waiver and/or Expense Reimbursement(2)	0.87%	0.87%
Total Annual Fund Operating Expenses After Fee Waiver	2.20%	1.85%
(1) Based on estimated amounts for the current fiscal year.

(2) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 2.20% for Class A Shares and 1.85% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

The section appearing on page 19 of the Prospectus entitled “HSBC Frontier Markets Fund Summary Section – Portfolio Manager” is renamed “Fund Summary –HSBC Frontier Markets Fund – Portfolio Managers” and the paragraph under this section is deleted and replaced with the following:

Andrew Brudenell and Chris Turner, Portfolio Managers at the Subadviser, serve as co-Portfolio Managers of the Fund. Mr. Brudenell has managed the Fund since December 19, 2011 and Mr. Turner has managed the Fund since June 25, 2012.

The table under “HSBC Total Return Fund Summary Section – Fees and Expenses of the Fund” on page 20 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases	4.75	None	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	1.01%	0.91%	0.81%
Total Other Expenses	1.26%	0.91%	0.81%
Total Annual Fund Operating Expenses	2.11%	1.76%	1.66%
Fee Waiver and/or Expense Reimbursement(1)	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	1.25%	1.15%
(1) Based on estimated amounts for the current fiscal year.

(2) HSBC Global Asset Management (USA) Inc., the Funds’ investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.60% for Class A Shares, 1.25% for Class I Shares and 1.15% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

The first paragraph under the section titled “Fund Management – HSBC Frontier Markets Fund,” appearing on page 40 of the Prospectus, is deleted and replaced with the following three paragraphs:

Andrew Brudenell and Chris Turner, Portfolio Managers at the Subadviser, are responsible for the day-today portfolio management of the Fund.

Mr. Brudenell joined the Subadviser in April 2007 and is a member of the Subadviser’s Frontier Emerging Markets team. Mr. Brudenell was a private investor from May 2005 through April 2007. Mr. Brudenell previously worked as a US Fund Manager at Scudder Investments in New York and at Deutsche Asset Management in London. He has been working in the asset management industry since 1997. Mr. Brudenell holds an MSc from the London School of Economics (UK) and is a CFA charterholder.

Mr. Turner joined the Subadviser on June 25, 2012 and is a member of the Subadviser’s Frontier Emerging Markets team. Mr. Turner was a private investor from November 2010 through June 2012. From June 2007 through November 2010, Mr. Turner was an emerging markets equity fund manager with EMSO Partners, an emerging markets hedge fund sponsor. Prior to that, he was a Fund Manager in emerging markets equity with Morley Fund Management (now Aviva Investors) and previously spent more than ten years with Morgan Grenfell Asset Management (now Deutsche Asset Management) in a similar role. He has been working in the asset management industry since 1986. Mr. Turner holds a BSc in Mathematics from University College London.

The third paragraph under the section entitled “Shareholder Information – Market Timing,” appearing on page 54 of the Prospectus, is deleted.

The fourth paragraph under the section entitled “Shareholder Information – Market Timing,” appearing on page 54 of the Prospectus, is deleted and replaced with the following two paragraphs:

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Funds may be vulnerable to such risks. The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading.

As a deterrent to excessive trading, many foreign equity securities held by a Fund are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see “Shareholder Information—Pricing of Fund Shares— Fair Value Pricing Policies.”

The section entitled “Shareholder Information – Selling Your Shares - Redemption/Exchange Fee,” appearing on page 56 of the Prospectus, is deleted.

The second paragraph under the section entitled “Shareholder Information – Exchanging Your Shares,” appearing on page 63 of the Prospectus, is deleted and replaced with the following:

You can exchange your shares of a Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges”). Transaction fees are generally not charged for exchanges.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

HSBC Funds

Supplement Dated June 29, 2012
to the Statement of Additional Information
Dated February 28, 2012, as Supplemented April 9, 2012 and June 20, 2012
(the “SAI”)

Effective June 28, 2012, the 2.00% redemption/exchange fee relating to redemptions or exchanges of shares of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Equity Fund, HSBC Emerging Markets Local Debt Fund, HSBC Frontier Markets Fund, HSBC Risk Managed Fund, and HSBC Total Return Fund (the “Funds”) held for less than 30 days was eliminated. Also, a co-portfolio manager has been added to HSBC Frontier Markets Fund effective June 25, 2012. As such, the SAI of the Funds is revised as described below:

The line item entitled “Redemption Fee” in the table of contents, appearing on page iii of the SAI, is deleted.

The chart, entitled “HSBC Global Asset Management (UK) Limited, (Subadviser to the EM Equity Fund and Frontier Markets Fund)” appearing in the section entitled “Portfolio Managers - Fund Ownership of Portfolio Managers” on page 53 of the SAI, is deleted, and replaced with the following:

HSBC Global Asset Management (UK) Limited (Subadviser to the EM Equity Fund and Frontier Markets Fund)
	Number of Other Accounts Managed and Total			Number of Accounts and Total Assets for
	Assets by Account Type			Which Advisory Fee is Performance Based
Other
Name of	Registered	Other Pooled		Registered	Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
Andrew Brudenell[1]	3	0	1	-	-	-
	$105.13 million	-	$67.9 million	-	-	-
Chris Turner[2]	3	0	1	-	-	-
	$84.9 million	-	$77.3 million	-	-	-
Nick Timberlake[1]	5	0	0	-	-	-
	$870.4 million	-	-	-	-	-
1 As of December 31, 2011.

2 Mr. Turner began managing these accounts on June 25, 2012. Total assets in these accounts are reported as of March 31, 2012.

The third paragraph under the section entitled “Purchase of Shares – Exchange Privilege,” appearing on page 63 of the SAI, is deleted and replaced with the following:

The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days’ written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Funds and consider the differences in investment objectives and policies before making any exchange.

The section entitled “Redemption of Shares – Redemption Fee,” appearing on page 67 of the SAI, is deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE